Sales - Reconciliation of costs of obtaining and to fulfill a contract (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	€ 233	€ 250	€ 274
Business related variations	21	(14)	(30)
Changes in the scope of consolidation	1
Translation adjustment	1	(3)	6
Reclassifications and other items	1	0
Reclassification to assets held for sale	0
Cost to obtain or fulfil contracts with customers at end of period	258	233	250
Costs to fulfil contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cost to obtain or fulfil contracts with customers at beginning of period	149	139	145
Business related variations	30	22	(5)
Changes in the scope of consolidation	0
Translation adjustment	2	3
Reclassifications and other items	0	(16)
Reclassification to assets held for sale	0
Cost to obtain or fulfil contracts with customers at end of period	€ 181	€ 149	€ 139